Note 14 - Rent Expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Points of Presence [Member]
Operating Leases, Rent Expense	$ 2,075,658	$ 2,085,698	$ 8,180,389	$ 7,746,573	$ 7,128,778
Street Level Rooftops [Member]
Operating Leases, Rent Expense	1,900,791	3,461,498	16,707,445	13,183,209	11,067,316
Corporate Offices [Member]
Operating Leases, Rent Expense	149,147	92,193	382,234	336,437	518,245
Other Leased Property [Member]
Operating Leases, Rent Expense	121,489	88,336	414,618	362,281	437,718
Operating Leases, Rent Expense	$ 4,247,085	$ 5,727,725	$ 25,684,686	$ 21,628,500	$ 19,152,057